Commitments, contingent liabilities and contingent assets - Legal proceedings (Details)	1 Months Ended										2 Months Ended	12 Months Ended			36 Months Ended
	Sep. 30, 2024	May 31, 2024 USD ($)	Jan. 31, 2024 patent	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023	Dec. 31, 2022 employee	Jul. 31, 2022	Apr. 30, 2022 USD ($)	Jul. 31, 2020 USD ($)	Aug. 31, 2017	Dec. 31, 2024 plaintiff patent	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2021	Jan. 31, 2025 USD ($)	Aug. 31, 2019 subsidiary entity	Oct. 31, 2012
Soliris US patent proceedings
Commitments and contingent liabilities
Number of patents claimed to be infringed | patent			6
Number of patents subject to inter partes review proceedings | patent			5
PARP Inhibitor Royalty Dispute
Commitments and contingent liabilities
Number of royalty-bearing patent license agreements																		2
Calquence US patent proceedings
Commitments and contingent liabilities
Number of generic manufacturers with which settlement agreements have been entered into												5
Lokelma US patent proceedings
Commitments and contingent liabilities
Number of generic manufacturers with which settlement agreements have been entered into												4
Soliris Canada patent proceedings
Commitments and contingent liabilities
Period for stay of approval of each defendant's product						24 months
Nexium and Prilosec US product liability litigation
Commitments and contingent liabilities
Legal proceedings provision					$ 425,000,000
US District Court for the Middle District of Louisiana | Nexium and Prilosec US product liability litigation
Commitments and contingent liabilities
Number of claims for which entity is defending lawsuits												1
Seroquel XR antitrust litigation
Commitments and contingent liabilities
Number of generic manufacturers whose claims have been dismissed								1
Number of generic manufacturers with which settlement agreements have been entered into	1
Turkish Ministry of Health Matter (US) | Alexion Pharmaceuticals, Inc.
Commitments and contingent liabilities
Amount of civil settlement disclosed										$ 21,500,000
Enhertu patent proceedings
Commitments and contingent liabilities
Percentage of royalties on sales to pay to counterparty					8.00%
Damages awarded, Value									$ 41,820,000
Number of proceedings in which counterparty has disclaimed all patents												1
Arbitration related to Definiens acquisition
Commitments and contingent liabilities
Amount of claim										$ 140,000,000
Damages awarded, Value				$ 46,430,000
US employment litigation
Commitments and contingent liabilities
Number of former employees filing lawsuits | employee							7
US Pay equity litigation
Commitments and contingent liabilities
Number of plaintiffs involved in lawsuit | plaintiff												3
Brazilian Tax Assessment Matter | Alexion Pharmaceuticals, Inc.
Commitments and contingent liabilities
Number of subsidiaries involved in legal dispute | subsidiary																	2
Number of other entities involved in legal dispute | entity																	2
Forxiga UK patent proceedings
Commitments and contingent liabilities
Number of patents challenged | patent												1
Tagrisso US patent proceedings
Commitments and contingent liabilities
Damages awarded, Value		$ 107,500,000
Farxiga and Xigduo XR US product liability litigation
Commitments and contingent liabilities
Number of cases for which settlement agreements have been reached						1
Nexium and Losec Canada product liability litigation
Commitments and contingent liabilities
Number of class action lawsuits											3
Number of lawsuits dismissed													1	1	2
Shenzhen City Customs Office proceedings | Proceedings after the end of the reporting period
Commitments and contingent liabilities
Suspected unpaid importation taxes																$ 900,000
Shenzhen City Customs Office proceedings | Minimum | Proceedings after the end of the reporting period
Commitments and contingent liabilities
Potential fine as a ratio of unpaid importation taxes																1
Shenzhen City Customs Office proceedings | Maximum | Proceedings after the end of the reporting period
Commitments and contingent liabilities
Potential fine as a ratio of unpaid importation taxes																5